Note 8 - Leases - Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 86,376
2020	76,169
2021	62,171
2022	51,011
2023	38,103
Thereafter	97,631
Total minimum operating lease payments	$ 411,461